DEBT (Details - Convertible notes) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
Convertible notes, gross	$ 0		$ 166,650
Less: unamortized debt discount	0		(45,725)
Convertible notes, net	$ 0	$ 0	$ 120,925